Columbia Large Cap Growth Opportunity Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 11.3%
Interactive Media & Services 11.3%
Alphabet, Inc., Class A	429,136	72,502,527
Meta Platforms, Inc., Class A	134,481	77,235,128
Total		149,737,655
Total Communication Services		149,737,655
Consumer Discretionary 13.6%
Automobiles 3.3%
Tesla, Inc.(a)	127,512	44,012,042
Broadline Retail 7.5%
Amazon.com, Inc.(a)	479,323	99,646,459
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	85,510	21,671,654
Specialty Retail 1.2%
Burlington Stores, Inc.(a)	57,309	16,154,261
Total Consumer Discretionary		181,484,416
Consumer Staples 5.0%
Beverages 1.0%
Constellation Brands, Inc., Class A	55,399	13,348,389
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp.	36,011	34,998,371
Household Products 1.4%
Procter & Gamble Co. (The)	104,704	18,769,239
Total Consumer Staples		67,115,999
Financials 3.9%
Capital Markets 1.0%
Blackrock, Inc.	13,020	13,316,856
Financial Services 2.9%
Visa, Inc., Class A	121,215	38,192,422
Total Financials		51,509,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.2%
Biotechnology 2.8%
Exact Sciences Corp.(a)	105,317	6,538,080
Insmed, Inc.(a)	101,923	7,660,533
Natera, Inc.(a)	50,581	8,486,480
Vertex Pharmaceuticals, Inc.(a)	32,625	15,272,741
Total		37,957,834
Health Care Equipment & Supplies 1.7%
Intuitive Surgical, Inc.(a)	41,830	22,671,860
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	13,091	6,933,386
Pharmaceuticals 3.2%
Eli Lilly & Co.	52,791	41,987,322
Total Health Care		109,550,402
Industrials 7.5%
Commercial Services & Supplies 1.8%
Cintas Corp.	103,177	23,296,335
Electrical Equipment 2.8%
AMETEK, Inc.	85,414	16,602,773
Eaton Corp. PLC	54,502	20,461,141
Total		37,063,914
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	301,309	21,682,196
Professional Services 1.3%
TransUnion	171,503	17,407,554
Total Industrials		99,449,999
Information Technology 48.4%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity PLC	120,508	18,211,169
Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc.(a)	161,891	22,207,398
Broadcom, Inc.	150,906	24,458,844
Marvell Technology, Inc.	183,082	16,969,871
NVIDIA Corp.	1,102,290	152,391,592
Total		216,027,705

Columbia Large Cap Growth Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 23.7%
Adobe, Inc.(a)	51,413	26,525,509
Atlassian Corp., Class A(a)	54,879	14,465,007
Crowdstrike Holdings, Inc., Class A(a)	61,604	21,313,136
Datadog, Inc., Class A(a)	149,727	22,870,799
Gitlab, Inc., Class A(a)	120,156	7,659,945
Microsoft Corp.	381,058	161,362,821
Palo Alto Networks, Inc.(a)	54,880	21,283,561
Salesforce, Inc.	40,929	13,506,161
ServiceNow, Inc.(a)	25,504	26,764,918
Total		315,751,857
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	328,244	77,902,149
Dell Technologies, Inc.	133,717	17,060,952
Total		94,963,101
Total Information Technology		644,953,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.5%
Specialized REITs 1.5%
Equinix, Inc.	20,093	19,720,877
Total Real Estate		19,720,877
Total Common Stocks (Cost $881,786,934)		1,323,522,458

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	7,979,824	7,978,228
Total Money Market Funds (Cost $7,977,988)		7,978,228
Total Investments in Securities (Cost: $889,764,922)		1,331,500,686
Other Assets & Liabilities, Net		(108,531)
Net Assets		1,331,392,155
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	5,014,111	148,866,788	(145,902,455)	(216)	7,978,228	(998)	367,420	7,979,824
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Opportunity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT186_02_R01_(01/25)